Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,634,393	$ 1,591,601	$ 1,364,146
Cement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	639,312	657,332	560,320
Aggregates
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	82,190	83,438	79,147
Ready-mix concrete
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	735,174	688,236	589,553
Concrete block and related products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	153,474	140,128	116,929
Fly ash
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	21,954	19,833	15,687
Equipment and related services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,872	1,986	2,253
Other goods and services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 417	$ 648	$ 257